UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM 12B-25

SEC File Number: 000-28761

CUSIP Number: 14160X 203

NOTIFICATION OF LATE FILING

(Check One):	☐ Form 10-K	☐ Form 11-K	☐ Form 20-F	☒ Form 10-Q	☐ Form N-SAR

For Period Ended:	Quarter ended January 31, 2012

☐	Transition Report on Form 10-K	☐	Transition Report on Form 10-Q
☐	Transition Report on Form 20-F	☐	Transition Report on Form N-SAR
☐	Transition Report on Form 11-K

For the Transition Period Ended:

Read attached instruction sheet before preparing form. Please print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: _____________________________________________________________________________________________________

PART I

REGISTRANT INFORMATION

Full name of Registrant	CardioGenics Holdings Inc.

Former name if applicable

Address of principal executive office (Street and Number)	6295 Northam Drive, Unit 8

City, state and zip code	Mississauga, Ontario L4V 1WB

PART II

RULE 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

☒	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☐	(b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or portion thereof will be filed on or before the 5th calendar day following the prescribed due date; and

☐	(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed).

Records and documentation necessary for completion of the narrative and financial statements for the report were not available in time to complete the Form 10-Q of the Registrant for the quarterly period ended January 31, 2012 as on March 16, 2012, the Board of Directors of CardioGenics Holdings Inc. (the "Company"), after consultation with and upon the recommendation of management, concluded that the Company's previously issued audited financial statements as of and for the year ended October 31, 2011, as presented in the Company's Form 10-K for that same period are misstated.

Management will work with the current auditor of the Company to audit the restatement as soon as practicable.

PART IV

OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Yahia Gawad	(905)	673-8501
(Name)	(Area Code)	(Telephone Number)

(2)          Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☒ Yes           ☐ No

(3)          Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☒ Yes           ☐ No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The financial statements for the year ended October 31, 2011, will be restated to reflect the issuance in the year of warrants which were granted on a fully vested nonforfeitable basis as an expense of $1.5 million for the year and a resultant write off of the prepaid asset set up which relates to these warrants. In addition, the recording of certain tax related income and expenses, netting to an approximate income of $40,000 will also be reflected.

CardioGenics Holdings Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date	March 19, 2012	By:	/s/ Yahia Gawad
			Name:	Yahia Gawad
			Title:	Chief Executive Officer